Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts attributable to the Company
Loss available to common stockholder, before discontinued operations			$ (33.6)	$ (17.4)	$ (95.3)
Earnings (loss) from discontinued operations attributable common stockholder			0.0	0.3	(22.5)
Net loss attributable to common stockholder	$ (14.0)	$ (19.3)	$ (33.6)	$ (17.1)	$ (117.8)
Per share data
Loss per share available to common stockholder, before discontinued operations	$ (14,000)	$ (19,300)	$ (33,600)	$ (17,400)	$ (95,300)
Discontinued operations				$ 300	$ (22,500)
Outstanding shares
Outstanding shares	1,000	1,000	1,000	1,000	1,000
Anti-dilutive securities excluded from diluted earnings (loss) per share calculation
Anti-dilutive stock equivalents	0	0	0	0	0